Employee Cost	12 Months Ended
Dec. 31, 2018
Disclosure Of Employee Cost [Abstract]
Employee Cost
24.	Employee Cost

Employee Cost for the years ended December 31, 2016, 2017 and 2018 was composed of the following:

	2016		2017		2018
Wages and salaries	Ps.	403,312	Ps.	453,452	Ps.	541,186
Other remunerations		50,709		61,527		73,031
Social benefits		44,967		54,003		64,934
Severance payments		6,479		4,464		13,132
Labor union fees		15,421		16,991		17,673
Taxes on employee benefits		6,483		7,832		9,383
PTU		10,337		10,128		7,804
Retirement employee benefits		14,598		16,688		7,465
Others		32,254		38,275		39,022
	Ps.	584,560	Ps.	663,360	Ps.	773,630